Loans and Notes Payable (Details Narrative) - USD ($)								1 Months Ended									3 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	Jan. 09, 2026	Oct. 09, 2025	Oct. 01, 2025	Aug. 12, 2025	Jul. 09, 2025	Oct. 01, 2024	May 14, 2024	Feb. 27, 2026	Jan. 31, 2026	Jan. 30, 2026	Jul. 31, 2025	May 31, 2025	Mar. 17, 2025	Oct. 31, 2024	Nov. 30, 2023	Jul. 25, 2023	Mar. 31, 2026	Aug. 31, 2020	Jan. 31, 2021	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Apr. 08, 2024	Aug. 01, 2022
Debt Instrument [Line Items]
Principal amount																				$ 116,300,000
Short-term loan																					$ 475,000
Paycheck Protection Program Loan [Member]
Debt Instrument [Line Items]
Interest rate																			1.00%
Loans Payable																				0
Proceeds from loan																			$ 410,200
SBA Loan [Member]
Debt Instrument [Line Items]
Interest rate																		3.75%
Loans Payable																				358,827		$ 2,480,718
Proceeds from loan																		$ 358,827
Meridian Equipment Leasing, LLC [Member]
Debt Instrument [Line Items]
Notes payable																				6,701,887
Related-party note payable																				5,040,545
Related-party debt owed																				2,302,696
Secured Promissory Notes [Member] | Membership Interest Purchase Agreement [Member]
Debt Instrument [Line Items]
Principal amount																								$ 28,700,000
Notes payable																				1,137,563		18,109,503
Various promissory notes for vehicle financing [Member]
Debt Instrument [Line Items]
Interest rate			6.50%
Loans Payable																				13,557		509,041
Various promissory notes for vehicle financing [Member] | Minimum [Member]
Debt Instrument [Line Items]
Principal amount			$ 25,000
Various promissory notes for vehicle financing [Member] | Maximum [Member]
Debt Instrument [Line Items]
Principal amount			$ 72,000
Endeavor Entities [Member] | Agile Agreement [Member]
Debt Instrument [Line Items]
Loans Payable																				1,713,300		1,496,885
Proceeds from loan														$ 1,420,000
Periodic payments														126,000
Original issue discount																				63,000
Endeavor Entities [Member] | Paycheck Protection Program Loan [Member]
Debt Instrument [Line Items]
Principal amount						$ 2,150,455
Interest rate						6.29%
Periodic payments						$ 65,578
Forgiveness of principal						1,967,532
Forgiveness of accrued interest						$ 74,658
RSF LLC [Member] | Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Principal amount																$ 500,000
Interest rate																10.00%
Conversion price																$ 500
Individual Lender [Member] | Convertible Promissory Note [Member] | Loan Agreement [Member]
Debt Instrument [Line Items]
Principal amount																							$ 1,000,000
Conversion of stock, amount converted												$ 1,048,493
Conversion of stock, shares issued												903,095
Pilot OFS Holdings, LLC [Member] | Third Party Note Payables [Member]
Debt Instrument [Line Items]
Derecognisation of third party note payables											$ 16,314,410
Pilot OFS Holdings, LLC [Member] | Business First Bank [Member]
Debt Instrument [Line Items]
Derecognisation of third party note payables											8,938,836
Pilot OFS Holdings, LLC [Member] | Waskom LLC [Member]
Debt Instrument [Line Items]
Derecognisation of third party note payables											$ 1,079,287
Maxus Capital Group, LLC [Member]
Debt Instrument [Line Items]
Notes payable																				0		8,367,134
Interest expense																				7,800,000
Cedarview Opportunities Master Fund LP [Member]
Debt Instrument [Line Items]
Notes payable																	$ 4,112,159
Cedarview Opportunities Master Fund LP [Member] | Secured Promissory Note [Member]
Debt Instrument [Line Items]
Principal amount														$ 3,670,160
Interest rate														22.00%
Notes payable																				3,701,402		2,886,307
Maturity date														Oct. 31, 2025
Curve Capital, LLC [Member]
Debt Instrument [Line Items]
Loans Payable																				549,463		1,793,500
Proceeds from loan															$ 970,000
Periodic payments															$ 76,000
Clear Think Capital [Member]
Debt Instrument [Line Items]
Notes payable																				588,015		59,044
Clear Think Capital [Member] | Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Principal amount				$ 647,059
Interest rate				10.00%
Proceeds from loan				$ 550,000
Original issue discount				$ 97,059
Clear Think Capital [Member] | Multiple Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Principal amount																				794,118
Proceeds from loan																				675,000
Conversion of stock, amount converted																				$ 872,602
Conversion of stock, shares issued																				71,145
Notes payable																				$ 0
Number of stock issued																				506
Value of stock issued																				$ 77,963
Non-cash loss on conversion																				1,750,000
ClearThink Capital RBW [Member] | Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Principal amount																				$ 5,117,647
Interest rate																				10.00%
Proceeds from loan																				$ 3,933,500
Conversion of stock, amount converted																				$ 3,178,690
Conversion of stock, shares issued																				958,231
Notes payable																				$ 1,619,159
Number of stock issued																				3,263
Value of stock issued																				$ 522,000
Unamortized discount																				319,799
J.J. Astor [Member] | Junior Secured Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Principal amount													$ 6,625,000
Proceeds from loan													$ 5,000,000
Number of stock issued													1,250
Value of stock issued													$ 235,000
Closing fees													$ 1,625,000
JJ Astor [Member] | Forbearance And Additional Loan Agreement [Member]
Debt Instrument [Line Items]
Conversion of stock, amount converted																				$ 4,173,693
Conversion of stock, shares issued																				38,376,955
JJ Astor [Member] | Junior Secured Convertible Promissory Note [Member] | Forbearance And Additional Loan Agreement [Member]
Debt Instrument [Line Items]
Interest rate					19.00%
Notes payable																				$ 0
Interest expense																				1,400,000
Maturity date					Jan. 07, 2026
Principal balance increased					$ 615,178
JJ Astor [Member] | Junior Secured Convertible Promissory Note 2 [Member] | Forbearance And Additional Loan Agreement [Member]
Debt Instrument [Line Items]
Principal amount					5,940,000
Proceeds from loan					$ 4,400,000
Notes payable																						5,553,900
Maturity date					Apr. 21, 2026
Write-off unamortized original issue discount and deferred financing costs					$ 2,800,000
JJ Astor [Member] | Junior Secured Convertible Promissory Note 2 [Member] | Second Forbearance Agreement [Member]
Debt Instrument [Line Items]
Principal amount		$ 1,620,000
Proceeds from loan		1,152,000
Fees		$ 53,000
James Ballengee [Member] | Promissory Notes [Member]
Debt Instrument [Line Items]
Principal amount							$ 1,500,000
Interest rate							11.00%
Notes payable																				1,981,730		$ 1,391,650
Clear Think Partners L L C [Member] | Promissory Note [Member]
Debt Instrument [Line Items]
Principal amount	$ 322,000
Interest rate	15.00%
Proceeds from loan	$ 280,000
Notes payable																	289,321
Original issue discount	$ 42,000
Unamortized discount																	32,679
Clear Think Capital Partners L L C [Member] | Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Principal amount																				$ 5,100,000
Conversion of stock, amount converted									$ 3,200,000
Notes payable																	1,267,632
Unamortized discount																	535,471
Number of restricted common stock issued										278,449
William Tuorto [Member]
Debt Instrument [Line Items]
Notes payable																	387,020
J J Astor Co [Member] | Forbearance Agreements [Member]
Debt Instrument [Line Items]
Principal amount								$ 993,750
Proceeds from loan								$ 750,000
Notes payable																	6,453,996
Unamortized discount																	43,654
Jorgan Development, LLC [Member]
Debt Instrument [Line Items]
Repayment of related party debt																	$ 1,100,000